REVENUE FROM SINGLE-FAMILY RENTAL PROPERTIES	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
REVENUE FROM SINGLE-FAMILY RENTAL PROPERTIES	REVENUE FROM SINGLE-FAMILY RENTAL PROPERTIES
The components of the Company's revenue from single-family rental properties are as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Base rent	$662,412	$520,196
Other revenue(1)	45,403	39,840
Non-lease component	87,502	85,549
Total revenue from single-family rental properties	$795,317	$645,585
(1) Other revenue includes revenue earned on ancillary services and amenities as well as lease administrative fees.